Property, Plant And Equipment - Schedule of Jointly Owned Utility Plants (Details) CAD in Millions	Dec. 31, 2017 CAD
Jointly Owned Facilities [Line Items]
Cost	CAD 1,778
Accumulated Depreciation	(624)
Net Book Value	CAD 1,154
San Juan Unit 1
Jointly Owned Facilities [Line Items]
Ownership (percent)	50.00%
Cost	CAD 351
Accumulated Depreciation	(104)
Net Book Value	CAD 247
Four Corners Units 4 and 5
Jointly Owned Facilities [Line Items]
Ownership (percent)	7.00%
Cost	CAD 210
Accumulated Depreciation	(98)
Net Book Value	CAD 112
Luna Energy Facility
Jointly Owned Facilities [Line Items]
Ownership (percent)	33.30%
Cost	CAD 69
Accumulated Depreciation	(4)
Net Book Value	CAD 65
Gila River Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	25.00%
Cost	CAD 41
Accumulated Depreciation	(14)
Net Book Value	CAD 27
Springerville Coal Handling Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	83.00%
Cost	CAD 253
Accumulated Depreciation	(102)
Net Book Value	151
Transmission Facilities
Jointly Owned Facilities [Line Items]
Cost	854
Accumulated Depreciation	(302)
Net Book Value	CAD 552
Transmission Facilities | Minimum
Jointly Owned Facilities [Line Items]
Ownership (percent)	1.00%
Transmission Facilities | Maximum
Jointly Owned Facilities [Line Items]
Ownership (percent)	80.00%